Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management
Schedule of interest bearing financial liabilities

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2017
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	1,003	1,003
Obligations under finance leases	—	82,633	82,633
Debt instruments	350,270	—	350,270
Other financial liabilities (*)	86,238	13,153	99,391
	436,508	96,789	533,297

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2016
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	421,291	421,291
Obligations under finance leases	—	5,237	5,237
Debt instruments	—	—	—
Other financial liabilities (*)	75,797	11,563	87,360
	75,797	438,091	513,888

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

Schedule of financial risk management

	2017	2016
Percentage of accounts receivable in foreign currencies for which currency swaps have been arranged	—%	13.7%
Percentage of accounts payable in foreign currencies for which currency swaps have been arranged	—%	2.5%

Schedule of sensitivity of foreign currency exchange rate

Sensitivity to the EUR/USD exchange rate	2017	2016
+10% (appreciation of the Euro)	—	2.5
-10% (depreciation of the Euro)	—	(2.5)

Schedule of undiscounted cash flow maturities

	2017
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	1,003	—	—	—	1,003
Finance leases	15,379	15,504	58,225	—	89,108
Debt instruments	32,813	32,813	432,031	—	497,656
Financial loans from government agencies	88,127	2,362	2,349	1,056	93,894
Derivative financial instruments	595	203	18,108	—	18,906
Payables to related parties	12,973	—	—	—	12,973
Trade and other payables	192,859	—	—	—	192,859
	343,749	50,882	510,713	1,056	906,399

Schedule of gross inflows and outflows by instrument maturity

	2017
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,198	17,996	237,526	—	273,720
Outflows	(18,793)	(18,199)	(255,634)	—	(292,626)
Net cash flow	(595)	(203)	(18,108)	—	(18,906)

Discounted at the applicable interbank rates	(995)	(985)	(36,060)	—	(38,040)